                          American Century Investments
                                4500 Main Street
                          Kansas City, Missouri 64111

August 6, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:  American Century International Bond Funds
       1933 Act File No. 33-43321
       1940 Act File No. 811-6441

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned hereby certifies that the form of prospectus and statement of additional information that would have been filed under paragraph (b) or (c) of
Rule 497 with respect to the above-referenced issuer would not have differed from that contained in Post-Effective Amendment No. 21, filed July 29, 2004, to the issuer's Registration Statement on Form N-1A, the text of which has been filed electronically.

    If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-3224.

Very truly yours,

/s/ Christine J. Crossley
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Christine J. Crossley
Corporate Counsel